Share-Based Compensation - Summary of stock option activity (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of options, beginning balance | shares	189,269
Number of options, granted | shares	4,590,731	189,269
Number of options, Forfeited/Cancelled | shares	(570,427)
Number of options, ending balance | shares	4,209,573	189,269
Number of options, Exercisable | shares	169,275
Weighted average exercise price, beginning balance | $ / shares	$ 4.12
Weighted average exercise price, granted | $ / shares	8.04	$ 4.12
Weighted average exercise price, forfeited | $ / shares	7.13
Weighted average exercise price, ending balance | $ / shares	7.86	$ 4.12
Weighted average exercise price, exercisable | $ / shares	$ 6.93
Remaining contractual term	9 years 6 months	9 years 7 months 20 days
Remaining contractual term, exercisable	7 years 4 months 24 days
Aggregate Intrinsic Value, beginning balance | $	$ 33,177,110	$ 707,130
Aggregate Intrinsic Value, exercisable | $	$ 1,514,163